Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	$ 41
2024	46
2025	57
2026	70
2027	51
From 2028 to 2032	319
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	5
2024	6
2025	9
2026	8
2027	9
From 2028 to 2032	$ 43